MATERIAL PARTLY-OWNED SUBSIDIARIES	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
MATERIAL PARTLY-OWNED SUBSIDIARIES	MATERIAL PARTLY-OWNED SUBSIDIARIES
6(a)    Material subsidiaries
Our Company has subsidiaries with material non-controlling interests (“NCI”). Information regarding the subsidiaries is as follows:
Proportion of equity interest held by NCI:

	Country of incorporation and operation	As of December 31,
Name		2023	2022
Charoong Thai and its subsidiaries (“CTW Consolidated”)	Thailand	49.07%	49.07%
6(b)    Summarized financial information about the subsidiaries
The summarized financial information of the subsidiaries is provided below. This information is based on amounts before inter-company eliminations:

Summarized statements of comprehensive income	CTW consolidated
	For the year ended December 31,
	2023	2022	2021
	US$’000	US$’000	US$’000
Revenue	166,933	171,845	198,316
(Loss)/profit before tax	(7,587)	2,153	(16,535)
Income tax expense/(income)	39	420	(4,223)
(Loss)/profit for the year	(7,626)	1,733	(12,312)
Other comprehensive income/(loss)	3,252	(4,537)	(12,688)
Total comprehensive (loss)/income	(4,374)	(2,804)	(25,000)
(Loss)/profit attributable to non-controlling interests	(3,742)	850	(6,041)
Dividends paid to non-controlling interests	285	563	2,815

Summarized balance sheets	CTW consolidated
	As of December 31,
	2023	2022
	US$’000	US$’000
Current assets	127,780	128,230
Non-current assets	48,748	49,496
Current liabilities	(61,226)	(46,681)
Non-current liabilities	(5,893)	(16,677)
Total equity	109,409	114,368

Equity attributable to:
Equity holders of the parent	55,722	58,248
Non-controlling interests	53,687	56,120
6(b)    Summarized financial information about the subsidiaries (continued)

Summarized cash flow information	CTW consolidated
	For the year ended December 31,
	2023	2022	2021
	US$’000	US$’000	US$’000
Operating	(11,954)	7,389	(37,071)
Investing	(1,418)	(719)	(2,431)
Financing	(144)	(7,726)	41,740
Effect of changes in exchange rate on cash	27	(1,045)	(3,312)
Net decrease in cash and cash equivalents	(13,489)	(2,101)	(1,074)